Nature of Operations and Going Concern (Details Narrative) - CAD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024
Notes and other explanatory information [abstract]
Profit (loss)	$ 2,357,257	$ 2,317,843	$ (2,317,843)
Profit (loss)	(2,357,257)	$ (2,317,843)	2,317,843
Cash flows from (used in) operating activities	2,554,578		(2,299,013)
Cash flows from (used in) operating activities	(2,554,578)		2,299,013
Retained earnings	$ 28,905,495		$ 26,548,238